Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 30, 2014 Ocean Rig	Feb. 14, 2013 Ocean Rig	Jun. 30, 2014 Ocean Rig
Treasury Stock, Shares, Acquired						21,000,000
Number of Ocean Rig common shares sold through a public offering					7,500,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 0	$ 123,084			$ 122,960
Assets, Net					2,950,992
Equity attributable to the controlling interest	2,665,478		2,613,636		45,418
Share price per dividend paid				$ 0.19
Proceeds From Dividends Received						$ 14,877